PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
PROVISIONS
Schedule of provisions

($ millions)	Decommissioning and Restoration(1)	Royalties	Other(2)	Total

At December 31, 2018	7 239	98	314	7 651

Adoption of IFRS 16 impact	—	—	(21)	(21)

At January 1, 2019, adjusted	7 239	98	293	7 630

Liabilities incurred	346	60	(4)	402

Change in discount rate	1 344	—	—	1 344

Changes in estimates	193	(25)	1	169

Liabilities settled	(464)	—	(14)	(478)

Accretion	270	—	—	270

Asset disposals	(1)	—	—	(1)

Foreign exchange	(29)	—	—	(29)

At December 31, 2019	8 898	133	276	9 307

Less: current portion	(475)	(133)	(23)	(631)

	8 423	—	253	8 676

At December 31, 2019	8 898	133	276	9 307

Liabilities incurred	967	16	190	1 173

Change in discount rate	402	—	—	402

Changes in estimates	(268)	(71)	5	(334)

Liabilities settled	(231)	(7)	(4)	(242)

Accretion	278	—	—	278

Foreign exchange	(2)	—	—	(2)

At December 31, 2020	10 044	71	467	10 582

Less: current portion	(250)	(71)	(206)	(527)

	9 794	—	261	10 055

(1)

Represents decommissioning and restoration provisions associated with the retirement of Property, Plant and Equipment and Exploration and Evaluation assets. The total undiscounted amount of estimated future cash flows required to settle the obligations at December 31, 2020 was approximately $14.1 billion (December 31, 2019 – $12.9 billion). A weighted average credit-adjusted risk-free interest rate of 3.10% was used to discount the provision recognized at December 31, 2020 (December 31, 2019 – 3.30%). The credit-adjusted risk-free interest rate used reflects the expected time frame of the provisions. Payments to settle the decommissioning and restoration provisions occur on an ongoing basis and will continue over the lives of the operating assets, which can exceed 50 years.

(2)

Includes legal and environmental provisions. It also includes a provision, with the offset being recorded to transportation expense, for $186 million (after-tax $142 million) related to the Keystone XL pipeline project.

Schedule of impact of changes in discount rate on decommissioning and restoration liabilities.
As at December 31	2020	2019

1% Increase	(1 919)	(1 629)

1% Decrease	2 806	2 365